Cover	Sep. 08, 2026
Document Information [Line Items]
Entity Central Index Key	0001635282
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Rimini Street, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37397
Entity Tax Identification Number	36-4880301
Entity Address, Address Line One	1700 S. Pavilion Center Drive
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	839-9671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMNI
Security Exchange Name	NASDAQ